Consolidated Balance Sheets (Marketing Analysts, LLC and Affiliate) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 39,124	$ 501,283	$ 2,153
Accounts receivable	1,210,108	2,332,991	2,533,943
Prepaids and other assets	349,524	176,886
Current assets	1,908,708	3,084,787	2,536,096
Property and equipment, net	999,807	1,072,132	1,316,603
Assets	6,794,206	8,140,779	8,073,904
Current liabilities
Accounts payable	607,562	499,066	1,688,724
Current liabilities	2,633,817	1,528,282	3,055,517
Members' equity (deficit)	1,490,638	1,805,944	1,839,183
LIABILITIES AND MEMBERS' EQUITY	6,794,206	8,140,779	8,073,904
Marketing Analysts, LLC and Affiliate [Member]
Current assets
Cash	588,519	725,260	550,982
Accounts receivable	368,150	1,023,800	1,294,977
Prepaids and other assets	32,963	28,895	67,917
Current assets	989,631	1,777,955	1,913,876
Property and equipment, net	13,176	12,771	12,616
Assets	1,002,807	1,790,727	1,926,492
Current liabilities
Accounts payable	346,649	362,990	588,975
Other accrued liabilities	215,430	284,603	318,608
Unearned revenue	188,599	463,977	439,488
Line of credit	342,742	342,742	342,742
Current liabilities	1,093,420	1,454,312	1,689,814
Members' equity (deficit)	(90,613)	336,414	236,678
LIABILITIES AND MEMBERS' EQUITY	$ 1,002,807	$ 1,790,727	$ 1,926,492